PROVISIONS - Legal Claims and Other Costs (Details) - Legal claims and other costs - EUR (€) € in Millions	Jun. 30, 2023	Dec. 31, 2022
Disclosure of other provisions [line items]
Litigation	€ 15	€ 15
Disease claims	9	10
Total provisions for legal claims and other costs	€ 24	€ 25